CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Total	Noncontrolling Interests	Limited Partner	General Partner
BALANCE at Dec. 31, 2010	$ 1,581,547	$ 1,579,075	$ 2,472	$ 1,579,074	$ 1
Increase (Decrease) in Partners' Capital
Contributions	440		440
Distributions	(68,775)	(68,524)	(251)	(68,524)
Net income	6,309	6,122	187	6,122
BALANCE at Dec. 31, 2011	1,519,521	1,516,673	2,848	1,516,672	1
Increase (Decrease) in Partners' Capital
Distributions	(73,245)	(72,987)	(258)	(72,987)
Net income	19,797	19,589	208	19,589
BALANCE at Dec. 31, 2012	1,466,073	1,463,275	2,798	1,463,274	1
Increase (Decrease) in Partners' Capital
Contributions	32	32		32
Distributions	(104,301)	(104,035)	(266)	(104,035)
Net income	14,679	14,466	213	14,466
BALANCE at Dec. 31, 2013	$ 1,376,483	$ 1,373,738	$ 2,745	$ 1,373,737	$ 1